Property, Plant and Equipment (Impairment Brazil) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Goodwill	$ 12,136	$ 12,043